General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	2024	2023	2022
Employee benefits and expenses	829,016	730,069	675,537
Business development	477	17,082	16,468
Travel expenses	37,871	47,919	100,003
Administration expenses	2,145,137	2,531,062	2,635,926
Lease expenses from short-term lease	55,316	17,479	6,284
Depreciation of Right-of-use assets	127,054	132,781	124,489
Capital tax expenses	4,330	14,176	3,257
Total general and administrative expenses	3,199,201	3,490,568	3,561,964